Acquisitions (Tables)	12 Months Ended
Dec. 31, 2018
Yizhibo
Acquisitions
Schedule of consideration allocated on the acquisition date based on fair value of assets acquired and liabilities assumed

As of October 1, 2018
(In thousands)
Consideration	$50,000

Property and equipment, net	466
Identifiable intangible assets acquired	21,942
Other tangible assets	2,874
Liabilities assumed	(2,434)
Goodwill	27,152
Total	$50,000

Weihui
Acquisitions
Schedule of consideration allocated on the acquisition date based on fair value of assets acquired and liabilities assumed

As of acquisition date
(In thousands)
Consideration	$12,222
Fair value of previously held 45% equity interest	35,119
Non-controlling interests	24,707
Total	72,048

Cash and cash equivalents	12,078
Other tangible assets	1,602
Identifiable intangible assets acquired	19,748
Liabilities assumed	(2,687)
Goodwill	41,307
Total	$72,048

Weiju
Acquisitions
Schedule of consideration allocated on the acquisition date based on fair value of assets acquired and liabilities assumed

As of acquisition date
(In thousands)
Consideration	$36,405
Non-controlling interests	18,405
Total	54,810

Tangible assets	27,423
Identifiable intangible assets acquired	5,278
Liabilities assumed	(1,319)
Goodwill	23,428
Total	$54,810